Property and Equipment, net (Q1) (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 32,751,000			$ 32,218,000	$ 30,455,000
Less: accumulated depreciation and amortization	(16,371,000)			(15,568,000)	(12,170,000)
Property and equipment, net of accumulated depreciation of $16,371 and $15,568, respectively	16,380,000			16,650,000	18,285,000
Depreciation and amortization	1,360,000	$ 1,411,000		5,624,000	5,881,000	$ 6,040,000
Assets held under capital lease, accumulated amortization	3,576,000	3,519,000		3,519,000	3,183,000	2,854,000
Property and equipment, dispositions	0		$ 0	0	165,000	0
Property, Plant and Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization	803,000	854,000
Assets held under capital leases - computer, print and mail equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,784,000			3,752,000	3,746,000
Computer, print and mail equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,293,000			7,998,000	7,043,000
Depreciation and amortization	60,000	66,000
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,073,000			4,073,000	4,040,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	12,133,000			12,120,000	12,071,000	$ 5,700,000
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,437,000			1,437,000	1,349,000
Depreciation and amortization	60,000	$ 75,000
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	115,000			115,000	115,000
Internal software development
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,759,000			2,644,000	2,067,000
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 157,000			$ 79,000	$ 24,000